Taxation (Composition of Income Tax Expense, Current and Deferred Portions of Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
TAXATION [Abstract]
Loss from foreign entities	$ (48,460)	$ (35,175)	$ (17,283)
Income from PRC entities	29,794	357,980	378,284
Income (loss) before income tax expense	(18,666)	322,805	361,001
Current income tax expense	21,930	28,909	55,995
Deferred tax	(20,965)	5,382	9,718
Income tax expenses applicable to PRC entities	965	34,291	65,713
Foreign withholding tax expense	1,528	2,092	1,692
Income tax expense	$ 2,493	$ 36,383	$ 67,405